Acquisition	12 Months Ended
Dec. 31, 2024
Acquisition [Abstract]
Acquisition

Note 3 — Acquisition

The Group accounted the following acquisitions as business combinations in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material.

Smartconn Acquisition

On January 5, 2023, the Group completed an equity acquisition with a shareholder of Smartconn. Prior to the acquisition, the Group held 19.99% in Smartconn. The Group further purchased 31% equity of Smartconn at 90% of the appraisal price. The consideration of the acquisition was paid in the form of 23,937 (post-reverse stock split adjusted to 3,989) newly issued Class A ordinary shares of the Group with fair value of $12,640,062. Also, there was $173,243 due from Smartconn was effective settled because of the acquisition and became part of consideration. Together with the newly acquired shares, the Group holds in total 50.99% in Smartconn. The consolidated operating results of Smartconn for the years ended December 31, 2022 were not significant to the Group.

The objective of the acquisition is to support the Group’s software application and technology service. The acquisition was closed on January 5, 2023.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation report performed by an independent valuation firm engaged by the Group. The valuation report considered generally accepted valuation methodologies such as the income, market and cost approaches. The fair value of the non-controlling interest was calculated after determination of an overall enterprise value for Smartconn under the market approach. Upon the acquisition, the Group recognized a loss of approximately $0.3 million in fair value change for the previous 19.99% equity interests in Smartconn.

Amount
Total consideration for step acquisition	$12,813,305

Assets acquired and liabilities assumed:
Cash acquired	49,496
Property and equipment, net	305
Intangible assets, net	19,226,106
Current liabilities	(83,496)
Total net assets acquired	19,192,411
Previous held 19.99% Equity Value	(7,962,586)
31% Equity Value with noncontrolling interest	(19,522,079)
Goodwill	$21,105,559

The intangible assets are mainly attributable to software acquired through the acquisition, which are amortized over 5-10 years.

Due to sluggish business operations subsequent to the acquisition, the Group engaged a third-party valuation firm and performed fair value assessment using income approach, according to the valuation report, the Group recorded an impairment of intangible asset and goodwill of $2,272,829 and $21,105,559, respectively, for the year ended December 31, 2023 and further recorded an impairment of intangible asset of $12,705,933 for the year ended December 31, 2024.

Boxinrui Acquisition

On March 28, 2023, the Group completed an equity acquisition with fifteen individual shareholders (the “Relevant Shareholders”) of Boxinrui, pursuant to which the Group further acquired 65% equity interest in Boxinrui for a consideration in form of 57,593 (post-reverse stock split adjusted to 9,598) Class A ordinary shares with fair value of $24,078,675 to the Relevant Shareholders. Prior to the acquisition, the Group held 35% in Boxinrui, which together with the newly acquired shares, the Group holds in total 100% in Boxinrui. The consolidated operating results of Boxinrui for the years ended December 31, 2022 were not significant to the Group.

The objective of the acquisition is to expand the Group’s business scope. The acquisition was closed on March 28, 2023.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation report performed by an independent valuation firm engaged by the Group. The valuation report considered generally accepted valuation methodologies such as the income, market and cost approaches. The fair value of the non-controlling interest was calculated after determination of an overall enterprise value for Boxinrui under the market approach. Upon the acquisition, the Group recognized a gain of approximately $2.7 million in fair value change for the previous 35% equity interests in Boxinrui.

Amount
Total consideration for step acquisition	$24,078,675

Assets acquired and liabilities assumed:
Cash acquired	10,258
Other current assets	1,034,968
Property and equipment, net	10,975
Intangible assets, net	17,984,093
Current liabilities	(211,718)
Total net assets acquired	18,828,576
Previous held 31.5% Equity Value	(13,937,461)
10% Equity Value with non-controlling interests	(4,424,591)
Goodwill	$23,612,151

The intangible assets are mainly attributable to software acquired through the acquisition, which are amortized over 10 years.

Due to sluggish business operations subsequent to the acquisition, the Group engaged a third-party valuation firm and performed fair value assessment using income approach, according to the valuation report, the Group recorded an impairment of goodwill of $8,580,543 for the year ended December 31, 2023 and further recorded an impairment of intangible asset and goodwill of $14,083,736 and $15,031,608, respectively, for the year ended December 31, 2024.

Hongchuangxin Acquisition

On May 1, 2024, the Group acquired 100% equity interest in Hongchuangxin for consideration in the form of 7 antique art pieces. The fair value of the consideration for this acquisition was $13,854,016. The consolidated operating results of Hongchuangxin for the year ended December 31, 2024 were not significant to the Group. The objective of the acquisition is to expand the Group’s business scope.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation report performed by an independent valuation firm engaged by the Group. The valuation report considered generally accepted valuation methodologies such as the income, market and cost approaches.

Amount
Total consideration for acquisition	$13,854,016

Assets acquired and liabilities assumed:
Cash acquired	47,073
Accounts receivable	1,048,422
Loan receivable	40,052
Prepayments, deposits and other current assets	650,632
Intangible assets, net	8,134,797
Accounts payable	(1,401,816)
Deferred revenue	(378,979)
Other current liabilities	(3,212)
Deferred tax liabilities	(2,033,699)
Total net assets acquired	6,103,270
Goodwill	$7,750,746

The intangible assets are mainly attributable to franchise right acquired through the acquisition, which are amortized over 10 years.

Due to sluggish business operations subsequent to the acquisition, the Group engaged a third-party valuation firm and performed fair value assessment using income approach, according to the valuation report, the Group recorded an impairment of goodwill of $2,911,926 for the year ended December 31, 2024.